Summary of Significant Accounting Policies (Details) - Schedule of consolidated statement of operations - FaZe Clan Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
As Previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 38,211
Cost of revenues	29,117
Gross profit	9,094
Revision adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(1,045)
Cost of revenues	(1,045)
Gross profit
As revised [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	37,166
Cost of revenues	28,072
Gross profit	$ 9,094